INTANGIBLE ASSETS OTHER THAN GOODWILL	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS OTHER THAN GOODWILL
INTANGIBLE ASSETS OTHER THAN GOODWILL

15 – INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets other than goodwill are detailed as follows:

	December 31, 2024			December 31, 2023
		Accumulated			Accumulated
	Gross	Amortization /	Net	Gross	Amortization /	Net
Description	Value	Impairment	Value	Value	Impairment	Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Distribution rights (1)	659,561,522	(3,959,421)	655,602,101	667,955,100	(3,078,000)	664,877,100
Software	69,136,434	(37,800,695)	31,335,739	63,828,408	(40,121,558)	23,706,850
Water rights	587,432	—	587,432	587,432	—	587,432
Trademarks indefinite useful life (2)	5,632,172	—	5,632,172	6,341,107	—	6,341,107
Trademarks definite useful life (3)	1,297,378	(1,079,167)	218,211	1,297,378	(891,277)	406,101
Others	498,447	(490,472)	7,975	560,183	(552,208)	7,975
Total	736,713,385	(43,329,755)	693,383,630	740,569,608	(44,643,043)	695,926,565
(1)	Correspond to brands, water rights and distribution rights. Distribution rights are contractual rights to produce and distribute Coca-Cola products in certain parts of Argentina, Brazil, Chile and Paraguay. Distribution rights result from the valuation process at fair value of the assets and liabilities of the companies acquired in business combinations. Production and distribution contracts are renewable for periods of 5 years with Coca-Cola. The nature of the business and renewals that Coca-Cola has permanently done on these rights, allow qualifying them as indefinite contracts.

Distribution rights together with the assets that are part of the cash-generating units, are annually subjected to the impairment test. Such distribution rights have an indefinite useful life, are not subject to amortization. Rights in Chile related to AdeS were provisioned for impairment pursuant to the annual tests performed. See Note 2.8.

(2)	On September 21, 2021 Coca-Cola Andina together with Coca-Cola Femsa, acquired the Brazilian beer brand Therezópolis for BRL 70 million. Each bottler bought 50% of the brand. This transaction is part of the company’s long-term strategy to complement its beer portfolio in Brazil. The transaction was completed and approved by CADE (Brazilian Administrative Council of Economic Defense). In September of that same year, Andina recorded an intangible asset under the Therezópolis brand for BRL 35 million with an indefinite useful life.
(3)	Correspond to distribution rights that did not arise from business combinations. These rights are subject to amortization.

Distribution rights	12.31.2024	12.31.2023
	ThCh$	ThCh$
Chile (excluding Metropolitan Region, Rancagua and San Antonio)	300,305,728	301,187,149
Brazil (Rio de Janeiro, Espirito Santo, Riberão Preto and the investments in Sorocaba and Leão Alimentos y Bebidas Ltda.)	162,528,398	182,986,222
Paraguay	188,443,848	178,475,561
Argentina (North and South)	4,324,127	2,228,168
Total	655,602,101	664,877,100

The movement and balances of identifiable intangible assets are detailed as follows:

	December 31, 2024
				Trademarks	Trademarks
	Distribution			indefinite	definite
Description	rights	Software	Water rights	useful life	useful life	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance	664,877,100	23,706,850	587,432	6,341,107	406,101	7,975	695,926,565
Additions	—	12,926,859	—	—	—	—	12,926,859
Amortization	—	(7,498,481)	—	—	(187,890)	—	(7,686,371)
Impairment (2)	(881,421)	—	—	—	—	—	(881,421)
Other increases (decreases) (1)	(8,393,578)	2,200,511	—	(708,935)	—	—	(6,902,002)
Ending balance	655,602,101	31,335,739	587,432	5,632,172	218,211	7,975	693,383,630

	December 31, 2023
				Trademarks	Trademarks
	Distribution			indefinite	definite
Description	rights	Software	Water rights	useful life	useful life	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance	644,233,416	20,763,351	439,102	5,741,054	593,990	7,975	671,778,888
Additions	—	8,984,225	148,330	—	—	—	9,132,555
Amortization	—	(4,857,341)	—	—	(187,889)	—	(5,045,230)
Impairment	(1,627,000)	—	—	—	—	—	(1,627,000)
Other increases (decreases) (1)	22,270,684	(1,183,385)	—	600,053	—	—	21,687,352
Ending balance	664,877,100	23,706,850	587,432	6,341,107	406,101	7,975	695,926,565
(1)	Mainly corresponds to restatement due to the effects of translation of distribution rights of foreign subsidiaries.
(2)	The rights in Chile related to AdeS were provisioned for impairment according to the annual tests performed. See Note 2.8.